Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash [Abstract]
Bank borrowings	$ 2,727,955	$ 2,727,955
Purchase of building with net carrying value	4,221,256	4,221,256
Letter of guarantee for operation	120,513	384,615
Banking facilities	$ 1,417,948	$ 1,153,846